STOCK-BASED COMPENSATION PLANS	12 Months Ended
Dec. 31, 2021
STOCK-BASED COMPENSATION PLANS
STOCK-BASED COMPENSATION PLANS

21.  STOCK-BASED COMPENSATION PLANS

(a)   Quebecor plans

(i)	Stock option plan

Under a stock option plan established by the parent corporation, 26,000,000 Quebecor Class B Subordinate Voting Shares (“Class B Shares”) have been set aside for directors, officers, senior employees, and other key employees of Quebecor and the Corporation. The exercise price of each option is equal to the weighted average trading price of Quebecor Class B Shares on the Toronto Stock Exchange over the last five trading days immediately preceding the granting of the option. Each option may be exercised during a period not exceeding 10 years from the date granted. As per the provisions of the plan, options usually vest as follows: 1/3 after one year, 2/3 after two years, and 100% three years after the original grant. The Board of Directors of the parent Corporation may, at its discretion, affix different vesting periods at the time of each grant. Thus, since 2018, when granting options, the Board of Directors of the parent Corporation has determined that the options would vest equally over three years with the first 33 1/3% vesting on the third anniversary of the date of grant. Holders of options under the stock option plan have the choice, when they exercise their options, of acquiring the Class B Shares at the corresponding option exercise price, or receiving a cash payment equivalent to the difference between the market value of the underlying shares and the exercise price of the option. Holders of options have committed to obtain the consent of the parent corporation before exercising their right to subscribe the shares for which they exercise their options.

The following table gives details on changes to outstanding options for the years ended December 31, 2021 and 2020:

	2021		2020
		Weighted		Weighted
		average		average
	Options	exercise price	Options	exercise price
Balance at beginning of year	3,455,959	$30.54	2,404,892	$29.20
Granted	50,000	31.49	1,267,267	33.19
Exercised	(101,326)	26.52	—	—
Cancelled	(1,250,033)	30.64	(216,200)	31.09
Balance at end of year	2,154,600	$30.69	3,455,959	$30.54

Vested options at end of year	188,927	$26.52	—	$—

During the year ended December 31, 2021, 101,326 stock options of the parent corporation were exercised for a cash consideration of $0.4 million (none in 2020).

As of December 31, 2021, exercise prices of all outstanding options were from $26.52 to $33.19 and the average years to maturity was 7.7.

21.  STOCK-BASED COMPENSATION PLANS (continued)

(a)   Quebecor plans (continued)

(ii)	Deferred share unit plan

The Quebecor DSU plan is for the benefit of Quebecor’s directors. Under this plan, each director receives a portion of his/her compensation in the form of DSUs, such portion representing at least 50% of the annual retainer, which could be less upon reaching the minimum shareholding threshold set out in the policy regarding minimum shareholding by directors. Subject to certain conditions, each director may elect to receive up to 100% of the total fees payable for services as a director in the form of units. The value of a DSU is based on the weighted average trading price of Quebecor Class B Shares on the Toronto Stock Exchange over the last five trading days immediately preceding the relevant date. DSUs will entitle the holders thereof to dividends, which will be paid in the form of additional units at the same rate as that applicable to dividends paid from time to time on Quebecor Class B Shares. Subject to certain limitations, the DSUs will be redeemed by the Corporation when the director ceases to serve as a director of the Corporation. For the purpose of redeeming units, the value of a DSU shall correspond to the fair market value of Quebecor Class B Shares on the date of redemption. As of December 31, 2021, the total number of DSUs outstanding under this plan was 174,516 (151,036 as of December 31, 2020).

(b)   Quebecor Media stock option plan

During the year ended December 31, 2021, 47,950 of the Corporation’s stock options were exercised for a cash consideration of $3.2 million (81,250 stock options for $4.7 million in 2020).As of December 31, 2021, there were no outstanding option related to the Quebecor Media stock option plan.

(c)  TVA Group stock option plan

Under this stock option plan, 2,200,000 TVA Group Class B Non-Voting Shares ("TVA Group Class B Shares") have been set aside for senior executives and directors of TVA Group and its subsidiaries. The terms and conditions of options granted are determined by TVA Group’s Human Resources and Corporate Governance Committee. The subscription price of an option cannot be less than the closing price of TVA Group Class B Shares on the Toronto Stock Exchange the day before the option is granted. Unless the Human Resources and Corporate Governance Committee decides otherwise, options vest over a five-year period in accordance with one of the following vesting schedules as determined by the Human Resources and Corporate Governance Committee at the time of grant: (i) equally over five years with the first 20% vesting on the first anniversary of the date of the grant; (ii) equally over four years with the first 25% vesting on the second anniversary of the date of grant; and (iii) equally over three years with the first 33 1/3% vesting on the third anniversary of the date of grant. Thus, since 2018, when granting options, the Human Resources and Corporate Governance Committee has determined that the options would vest equally over three years with the first 33 1/3% vesting on the third anniversary of the date of grant. The term of an option cannot exceed 10 years. Holders of options under the plan have the choice, at the time of exercising their options, of receiving a cash payment from TVA Group equal to the number of shares corresponding to the options exercised, multiplied by the difference between the market value of the TVA Group Class B Shares and the exercise price of the option or, subject to certain conditions, exercise their options to purchase TVA Group Class B Shares at the exercise price. The market value is defined as the average closing market price of the TVA Group Class B Shares for the last five trading days preceding the date on which the option was exercised. Holders of options have committed to obtain the consent of TVA Group before exercising their right to subscribe the shares for which they exercise their options.

21.  STOCK-BASED COMPENSATION PLANS (continued)

(c)  TVA Group stock option plan (continued)

The following table gives details on changes to outstanding options for the years ended December 31, 2021 and 2020:

	2021		2020
		Weighted		Weighted
		average		average
	Options	exercise price	Options	exercise price
Balance at beginning of year	795,000	$2.06	515,000	$2.43
Granted	—	—	310,000	1.40
Exercised	(39,999)	2.16	—	—
Cancelled	(385,498)	2.01	(30,000)	1.65
Balance at end of year	369,503	$2.09	795,000	$2.06

Vested options at end of year	48,832	$4.56	35,000	$6.85

As of December 31, 2021, exercise prices of all outstanding options were from $1.40 to $6.85 and the average years to maturity was 7.6.

(d)   Deferred share unit and performance share unit plans

The DSU is based either on Quebecor Class B Shares or on TVA Group Class B Shares. The DSUs vest over six years and will be redeemed for cash only upon the participant’s retirement or termination of employment, as the case may be. DSUs entitle the holders to receive additional units when dividends are paid on Quebecor Class B Shares or TVA Group Class B Shares. As of December 31, 2021, 84,647 DSUs based on Quebecor Class B Shares and 120,431 DSUs based on TVA Group Class B Shares were outstanding under these plans (136,942 and 196,965, respectively, as of December 31, 2020). During the first quarter of 2020, a cash consideration of $4.3 million was paid relating to a performance share unit plan terminated in 2020.

(e)   Assumptions in estimating the fair value of stock-based awards

The fair value of stock-based awards under the stock option plans was estimated using the Black-Scholes option pricing model. The following weighted-average assumptions were used to estimate the fair value of all outstanding stock options under the stock option plans:

December 31, 2021	Quebecor		TVA Group
Risk-free interest rate	1.33%		1.29%
Distribution yield	3.91%		—%
Expected volatility	22.26%		52.11%
Expected remaining life	3.7	years	3.7	years

December 31, 2020	Quebecor		Quebecor Media		TVA Group
Risk-free interest rate	0.54%		0.27%		0.53%
Distribution yield	2.43%		1.00%		—%
Expected volatility	21.15%		28.96%		56.27%
Expected remaining life	4.6	years	1.0	year	4.5	years

21.  STOCK-BASED COMPENSATION PLANS (continued)

(e)   Assumptions in estimating the fair value of stock-based awards (continued)

The expected volatility is based on the historical volatility of the underlying share price for a period equivalent to the expected remaining life of the options. The expected remaining life of options granted represents the period of time that options granted are expected to be outstanding. The risk-free interest rate over the expected remaining life of the option is based on the Government of Canada yield curve in effect at the time of the valuation. Distribution yield is based on the current average yield.

(f)   Liability for vested options

As of December 31, 2021, the liability for all vested options was $0.3 million as calculated using the intrinsic value ($2.9 million as of December 31, 2020).

(g)  Consolidated stock-based compensation charge

For the year ended December 31, 2021, a reversal of the consolidated charge related to all stock-based compensation plans was recorded in the amount of $2.3 million (a charge of $4.8 million in 2020 and $11.4 million in 2019).